INCOME TAXES - Schedule Of Components Of Income Tax Expense Benefit (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
INCOME TAXES
Current income tax benefit (expense)	$ 1,256,560	$ (256,030)
Deferred tax (expense)benefit		4,255,391	$ 20,055,500
Total (expense)credit for income taxes	$ (24,590,417)	$ 3,999,361	$ 18,900,720